UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Partner Investment Management, L.P.
Address:    One Market Plaza
            Steuart Tower, 22nd Floor
            San Francisco CA. 94105

Form 13F File Number:   28-13168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Linda Fitzgerald
Title:      Chief Compliance Officer
Phone:      415-281-1000

Signature Place and Date of Signing:


Linda Fitzgerald                    San Francisco CA        February 16, 2009

Report Type (Check only one.):

_X__  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
 -
      manager are reported in this report.)

_ _ 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            42

Form 13F Information Table Value Total:            128,054 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.

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



NAME OF ISSUER             TITLE                 VALUE X               SH/  PUT/  INV.     OTHER
                           OF CLASS CUSIP        1000      SHARES      PRN  CALL  DISC.    MGR       VOTING AUTH
                                                                                                SOLE       SHR  NONE

ALEXION PHARMACEUTICALS      COM     015351109   1862      51,446       SH        Sole          51,446
INC
ALIGN TECHNOLOGY INC         COM     016255101   593       67,826       SH        Sole          67,826
ALLOS THERAPEUTICS INC       COM     019777101   361       58,935       SH        Sole          58,935
ALPHA NATURAL RESOURCES      COM     02076X102   350       21,637       SH        Sole          21,637
INC
AMAZON COM INC               COM     023135106   6800      132,600      SH        Sole          132,600
AMGEN INC                    COM     031162100   1847      31,991       SH        Sole          31,991
APOLLO GROUP INC             COM     037604105   20377     265,955      SH        Sole          265,955
BECTON DICKINSON & CO        COM     075887109   2055      30,049       SH        Sole          30,049
BIOVAIL CORP                 COM     09067J109   1239      130,508      SH        Sole          130,508
CHINA SUNERGY CO LTD         COM     16942X104   551       139,463      SH        Sole          139,463
CIGNA CORP                   COM     125509109   1871      111,009      SH        Sole          111,009
CORINTHIAN COLLEGES INC      COM     218868107   3762      229,794      SH        Sole          229,794
DAVITA INC                   COM     23918K108   9748      196,651      SH        Sole          196,651
DOT HILL SYS CORP            COM     25848T109   30        37,219       SH        Sole          37,219
EDWARDS LIFESCIENCES CORP    COM     28176E108   1944      35,381       SH        Sole          35,381
EXPRESS SCRIPTS INC          COM     302182100   1221      22,202       SH        Sole          22,202
FIRST SOLAR INC              COM     336433107   1442      10,454       SH        Sole          10,454
GENENTECH INC                COM     368710406   2579      311          SH  CALL  Sole          311
GENENTECH INC                COM     368710406   20877     251,799      SH        Sole          251,799
GILEAD SCIENCES INC          COM     375558103   6127      119,799      SH        Sole          119,799
INTERSIL CORP                COM     46069S109   212       23,068       SH        Sole          23,068
JA SOLAR HOLDINGS CO LTD     COM     466090107   247       56,565       SH        Sole          56,565
LEAP WIRELESS INTL INC       COM     521863308   209       7,782        SH        Sole          7,782
MAXIM INTEGRATED PRODS INC   COM     57772K101   209       18,275       SH        Sole          18,275
NATIONAL SEMICONDUCTOR       COM     637640103   425       42,163       SH        Sole          42,163
CORP
NETAPP INC                   COM     64110D104   1160      83,003       SH        Sole          83,003
PAR PHARMACEUTICAL COS INC   COM     69888P106   988       73,693       SH        Sole          73,693
PERRIGO CO                   COM     714290103   2117      65,522       SH        Sole          65,522
PETROHAWK ENERGY CORP        COM     716495106   1902      121,658      SH        Sole          121,658
PFIZER INC                   COM     717081103   4351      245,668      SH        Sole          245,668
PHARMACEUTICAL RES INC       CNV     717125AC2   4512      5,712,000   PRN        Sole
PONIARD PHARMACEUTICALS      COM     732449301   498       257,922      SH        Sole          257,922
INC
RESEARCH IN MOTION LTD       COM     760975102   813       20,035       SH        Sole          20,035
SEAGATE TECHNOLOGY           COM     G7945J104   73        16,531       SH        Sole          16,531
SEPRACOR INC                 CNV     817315AW4   1979      2,131,000   PRN        Sole
SHERWIN WILLIAMS CO          COM     824348106   16067     268,899      SH        Sole          268,899
SUNTECH PWR HLDGS CO LTD     COM     86800C104   248       21,210       SH        Sole          21,210
ULTA SALON COSMETCS &        COM     90384S303   255       30,840       SH        Sole          30,840
FRAG I
VERTEX PHARMACEUTICALS INC   COM     92532F100   775       25,495       SH        Sole          25,495
VIROPHARMA INC               COM     928241108   1300      99,826       SH        Sole          99,826
WATSON PHARMACEUTICALS INC   CNV     942683AC7   3673      3,923,000   PRN        Sole
YINGLI GREEN ENERGY HLDG     COM     98584B103   405       66,324       SH        Sole          66,324
CO


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